Interests in Other Entities (Details) - Schedule of Financial Information for Associates - AUD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Nov. 25, 2022
Reconciliation of purchase price
Fair value of Ateria share options (in Shares)					731,844
Fair value of Ateria contingent consideration receivable					$ 1,514,613
Investments accounted for using the equity method					404,117
Consideration paid					$ 2,650,574
Summarised statement of comprehensive income
Revenue from contracts with customers	$ 124,098	$ 1,804,705	$ 765,193	$ 145,776
Cost of sales of goods	(21,412)	(495,558)	(241,691)	(51,071)
Gross profit	102,686	1,309,147	523,502	94,705
Other (losses)/gains – net	(43,023)	(2,591,498)	(957,725)	(617,110)
General and administrative expenses	(907,530)	4,220,905	3,524,388	6,094,692
Research and development expenses	(221,597)	(2,592,145)	(657,715)	(1,367,054)
Selling and marketing expenses	(785,594)	(927,423)	(416,537)	(287,684)
Operating loss	(1,855,058)	(3,568,838)	(2,869,855)	(8,379,908)
Finance costs - net	1,686	(106,671)	(15,601)	4,557
Loss before income tax	(1,853,372)	(3,786,507)	(2,854,254)	(8,384,465)
Income tax expense
Loss after income tax	(1,853,372)
The group’s share of loss for the period - 17.5%	(324,340)	3,786,507	$ 2,854,254	$ 8,384,465
Opening carrying amount
Investment in Ateria Health Limited	$ 404,117	404,117
Acquisition of shares		79,289
Share of loss after income tax		(324,340)
Reconciliation of the consolidated entity’s carrying amount total		$ 159,066